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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Gregory J. Lyons, Assistant Secretary

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: December 31

Date of reporting period: November 1, 2008 to December 31, 2008

Item 1.	Reports to Stockholders

2008 ANNUAL REPORT

LifePoints® Funds

Target Distribution Strategies

DECEMBER 31, 2008

FUND

2017 Retirement Distribution Fund — A Shares

2017 Accelerated Distribution Fund — A Shares

2027 Extended Distribution Fund — A Shares

2017 Retirement Distribution Fund — S Shares

2017 Accelerated Distribution Fund — S Shares

2027 Extended Distribution Fund — S Shares

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on six of these Funds.

Russell Investment Company

LifePoints® Funds

Target Distribution Strategies

Annual Report

December 31, 2008

Russell Investment Company - LifePoints® Funds Target Distribution Strategies.

Copyright © Russell Investments 2009. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities products and services offered through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.) member FINRA, part of Russell Investments.

Indices and benchmarks are unmanaged and cannot be invested in directly. Returns represent past performance, are not a guarantee of future performance, and are not indicative of any specific investment. Index return information is provided by vendors and although deemed reliable, is not guaranteed by Russell Investments or its affiliates.

Russell Investments is the owner of the trademarks, service marks, and copyrights related to its respective indexes.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

To Our Shareholders

We are pleased to provide you with Russell Investment Company’s December 31, 2008 Annual Report for LifePoints® Funds, Target Distribution Strategies. It includes portfolio management discussions and fund-specific details that will give you an in-depth understanding of fund performance for the period November 1, 2008 to December 31, 2008.

This annual report covers the fiscal period from November 1, 2008 to December 31, 2008 and is in addition to the LifePoints Funds annual report dated October 31, 2008. This additional 2008 report is a result of a change to the fiscal year end for the LifePoints Funds, Target Distribution Strategies. Going forward, these funds will have a fiscal year ending December 31 rather than October 31.

All of us at Russell want you to know that we understand that 2008 was a difficult year and that we are sensitive to investor concerns. While market events have impacted the performance of the funds, we believe that investors are well served by remaining focused on long-term disciplined investing in well-diversified, asset allocated portfolios.

The Russell Investments team has years of experience in managing people’s money through various market cycles, trends and turnarounds. As always, we are monitoring our investment managers to ensure their adherence to their long-term strategies despite the recent disruptions.

We believe now is the perfect time for you to talk with your financial advisor to ensure that your portfolio remains aligned with your long term goals.

Each and every day we strive to improve financial security for people. We will not waiver in that commitment and sincerely appreciate your continued support.

Best regards,

Greg Stark

Chief Executive Officer, Chairman and President

Russell Investment Management Company

To Our Shareholders	3

Russell Investment Company

Market Summary for LifePoints® Funds Target Distribution Strategies fiscal period November 1, 2008 to December 31, 2008 (Unaudited)

U.S. Equity Markets

For the final two months of the year ending December 31, 2008, U.S. equity markets remained weak, although there was a significant reversal in the sectors and factors which were rewarded from the market low on November 20 through the end of the year. The broad market Russell 3000® Index dropped 6.1% during the final two months of 2008 amid the worst financial crisis in almost a century. The freeze in credit markets, widespread global recession fears, and the aftermath of several major corporate bankruptcies drove investors to continue to sell riskier assets as fear pervaded the market.

Amid bankruptcy concerns and uncertainty surrounding which institutions may be assisted by the government, the fear-driven environment persisted. In addition, forced selling of assets by hedge funds continued to meet client redemptions. Particularly in early November, this forced selling of assets put severe downward pressure on many securities, particularly the highly-liquid larger cap U.S. stocks, regardless of those securities’ fundamentals.

Higher valuation cyclical companies (those more linked to the economic cycle) and those with more debt on their balance sheets were among the most negatively impacted during the first weeks of November, but these companies rebounded from November 20 to the end of the year. Companies with higher growth rates also rebounded during that period, after being hit hard by investors’ concern that these growth rates could not be sustained going forward.

The worst performing sectors leading up to and in early November were among the top performers from November 20 on, and vice versa. The Russell 3000® Index sectors which experienced the biggest reversals were financial services (down 36.1% from the beginning of November to November 20, then up 29.5% from that low until the end of the year; ending down 13.9% over the two-month period), materials & processing (down 28.6%, then up 22.5%; ending down 5.7% for the two-month period), and consumer discretionary (down 25.5%, then up 20.4%; ending down 5.1% for the two-month period). The slower-growing, less economically-sensitive utilities sector was the best relative performer during the month-to-date period through November 20 (-11.2%), but lagged during the year-end rally (only +8.8%; +3.3% for the two-month period). The same trend was seen in the defensive consumer staples (down 11.3%, then up 4%; ending down 2.5% for the two-month period) and integrated oils (down 12.7%, then up 7.7%; ending up 4.4% for the two-month period) sectors.

Weakness was experienced across investment styles as well as the capitalization spectrum. While both the growth and value investment styles posted negative returns, value outperformed growth in the small cap segment (Russell 2000® Value -6.1%, Russell 2000® Growth -7.3%) and to a lesser degree in the large cap segment (Russell 1000® Value -5.9%, Russell 1000® Growth -6.3%) for the two-month period. In general, large cap stocks outperformed small cap stocks (-6.1% and -6.7% for the Russell 1000® Index and Russell 2000® Index, respectively, for the two-month period). In addition, the Russell Midcap® Index was down 6.3% and the Russell Microcap® Index was down -9.6%.

During the final two months of the year, the market environment remained difficult for active management as investors continued to disregard fundamentals, typically the basic determinants of a stock’s value. The significant shift in market sentiment before and after the November 20 low also made a difficult market environment. Growth managers across the capitalization spectrum struggled as the market continued to display a lack of confidence in consensus forecasted growth estimates. The Lipper® Large Cap Growth Funds Average underperformed the Russell 1000® Growth Index by 1.1% and the Lipper® Small Cap Growth Funds Average trailed the Russell 2000® Growth Index by 0.2% for the two-month period. Meanwhile, the Lipper® Large Cap Core Funds Average underperformed the Russell 1000® Index by 0.2% and the Lipper® Small Cap Core Funds Average beat the Russell 2000® Index by 0.2% for the two-month period. The Lipper® Large Cap Value Funds Average outperformed the Russell 1000® Value Index by 0.4%, while the Lipper® Small Cap Value Funds Average underperformed the Russell 2000® Value Index by 0.7% for the two-month.

Real Estate Securities Market

For the two months ending December 31, 2008, U.S. real estate investment trusts (REITs) generated a 10.4% loss, as measured by the FTSE NAREIT Equity REIT Index (Index). During this period, REITs underperformed the broader

4	Market Summary

Russell Investment Company

Market Summary for LifePoints® Funds Target Distribution Strategies fiscal period November 1, 2008 to December 31, 2008 (Unaudited)

equity market, which finished down 6.1% as measured by the Russell 3000 Index. The negative REIT performance was accompanied by an unprecedented level of volatility. An overriding theme during the period was the increased correlation between REITs and the financial services sector of the broader equity market. This was due to the fact that most broad equity indexes include REITs in the financial services sector.

REITs traded down sharply for most of November, continuing a trend that started with the collapse of Lehman Brothers Holdings Inc. in mid-September. By the middle of November, REIT prices had declined by over 50% from the levels of mid-September. A marked change in investor sentiment occurred in late-November and December as investors became less defensive and REITs staged a modest recovery as the year closed.

During the two-month period, returns were negative across all property sectors. The poorest performing sectors were regional malls and hotels. Companies in the regional malls sector were adversely affected by high leverage ratios and concerns about growth in consumer spending in light of the weakening economy. Likewise, hotels were affected by economic weakness, which impacts both business and leisure travel. Two of the better performing property sectors were self storage and health care. Due to the stable nature of the cash flows embedded in many health care leases, investors sought out this defensive sector given the slowing economy. The self storage sector is generally driven by the performance of one company that dominates the sector, Public Storage. This company held up well due to its strong balance sheet, including minimal leverage and high levels of cash.

Non-U.S. Developed Equity Markets

Non-U.S. developed stocks rose 0.28% as measured by the MSCI EAFE® Index for the last two months of 2008. Much of this rise, however, was due to the considerable weakening of the U.S. dollar relative to foreign currencies during the period as the Federal Reserve approached the current zero interest rate policy level. The MSCI EAFE® Index fell 3.56% in local currency terms.

In a continuation of trends from previous months, non-U.S. developed markets continued to experience declines during the first three weeks of November as economic weakness continued to surface and the U.S., Japan, and the European Union all officially announced that its respective economies were indeed in recession. The telecommunication services and utilities sectors were the top performing sectors for the two-month period as investors sought safety and yield. The more cyclically sensitive sectors, particularly financials, materials, and consumer discretionary, underperformed the MSCI EAFE® Index from November 1 to November 20.

The market staged a sharp rally after the November 20 lows on optimism for economic stimulus proposals, especially those suggested by the incoming Obama administration. The worst performing sectors in the first three weeks of November, particularly materials and financials, reversed trends and led the Index in the period following November 20 through the end of the year.

Regional performance was significantly affected by currency trends. Japan, as measured by the MSCI Japan Index, was the strongest of the major markets posting a gain of 6.78% in U.S. Dollar terms, however over 8.36% of the gain was attributable to currency appreciation with the Japanese Yen up 8.49% against the U.S. Dollar for the two-month period. The U.K., down 9.13% for the two-month period as measured by the MSCI United Kingdom Index, was the worst performing region in U.S. Dollar terms. The returns of the Index, however, were significantly weakened by the depreciation of the British Pound relative to most major currencies, as the Index posted a gain of 2.12% in local currency terms.

Emerging Markets

For the period November 1 to December 31, 2008, the MSCI Emerging Markets Index (“Index”) declined 0.28%. Emerging markets equities suffered steep declines for the first three weeks of November on renewed fears of a prolonged global recession. Investors sold off fewer stocks of developed regions in search of safer havens. Signs of a sharp cooling in China’s economy and confirmation of the Eurozone’s first recession, among other weak economic data, were main drivers continuing investor risk-aversion. The general market decline paused in the final week of November and in December equities rallied to deliver positive returns.

The sharp pull-back in oil prices dragged the energy sector down and technology stocks faltered as global demand for manufactured exports waned and earnings estimates were cut aggressively. Defensive sectors, such as healthcare and

Market Summary	5

Russell Investment Company

Market Summary for LifePoints® Funds Target Distribution Strategies fiscal period November 1, 2008 to December 31, 2008 (Unaudited)

consumer staples performed relatively well during the two-month period. In terms of regions, Europe, Middle East and Africa (EMEA) was the worst performer and was significantly impacted by the underperformance of the Russian market, while China held up reasonably well due to favorable monetary and fiscal policies.

U.S. Fixed Income Markets

In November and December, the Barclays Capital U.S. Aggregate Bond Index had a total return of 7.11% marginally outperforming equivalent-duration Treasury securities by 0.29%. In November, yields on two-year notes declined 0.57% to 0.98%, the 10-year yield dropped 1.03% to 2.92%, and the 30-year dropped 0.93% to 3.44%. December treasury yields followed November’s trend continuing to decline across all maturities except for the 3-month T-bill yield, which increased 0.036% to 0.08%. In December, the 2-year T-bill yield dropped 0.23% to 0.788%, the 10-year yield dropped 0.73% to 2.20%, and the 30-year yield dropped 0.82% to 2.6%.

The difference between the 3-month T-bill interest rate and the three-month LIBOR (TED spread), as an indicator of perceived credit risk in the market, dropped dramatically during November and December, after reaching a historic high of 4.64% on October 10, 2008. In November, the TED spread dropped approximately 0.40% during the month to 2.18% and ended December at the lowest value for the quarter, 1.35%. Among other factors, the TED spread narrowed due to the announcements of various government assistance programs throughout the quarter.

November yields on highly rated commercial mortgage securities (CMBS) climbed the most ever above benchmark rates on concern that defaults may accelerate after the U.S. announced plans not to buy distressed mortgage assets on November 20. From the beginning of November to November 21, the CMBS option-adjusted spread (OAS) widened from 7.40% to 14.80%, representing a record widening. The spread entered the 2008 year at 1.70% and finished November at 12.98% and December at 10.25%. This spread widening resulted in a decrease in the price of commercial mortgage securities.

Congress announced on December 19 that it would provide $13.4 billion in short term loans to General Motors and $4 billion to Chrysler. This assistance is among a number of other government interventions that occurred throughout November. On November 10, the U.S. Treasury purchased $40 billion in new preferred stock from American International Group Inc. (AIG). On November 23, the U.S. Treasury aided Citigroup Inc. by guaranteeing $306 billion in residential and commercial mortgage-backed securities in exchange for $7 billion in preferred stock. In addition, the U.S. Treasury bought $20 billion in preferred stock and received warrants from Citigroup. On November 25, the Federal Reserve Board (the “Federal Reserve”) announced it would buy Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), and Federal Home Loan Bank debentures along with agency mortgage-backed securities as part of the Government-Sponsored Enterprise Debt and Mortgage-Backed Securities Purchase Program. At the same time, the Federal Reserve announced that it would provide $200 billion in loans to lend against AAA-rated asset-backed securities as part of the Term Asset-Backed Securities Loan Facility.

In a continuing effort to deal with credit market illiquidity and a slowing economy, on December 15, the Federal Reserve lowered the Federal Funds target rate from 1.00% to a 0% to 0.25% range and declared that it would fight the recession by injecting money into the economy through an expanding array of new lending programs.

6	Market Summary

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Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

2017 Retirement Distribution Fund - A Shares †‡
Total Return
For the period 11/01/08-12/31/08	(6.12)%
Inception*	(39.05)%

Russell 1000® Index **
Total Return
For the period 11/01/08-12/31/08	(6.08)%
Inception*	(37.60)%

Barclays Capital U.S. Aggregate Bond Index ***
Total Return
For the period 11/01/08-12/31/08	7.11%
Inception*	5.24%

MSCI EAFE® Index Net (USD) ****
Total Return
For the period 11/01/08-12/31/08	0.28%
Inception*	(43.38)%

8	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

The Fund is a fund of funds that invests in other Russell Investment Company mutual funds (the “Underlying Funds”). The Underlying Funds allocate most of their assets among multiple money managers. Russell Investment Management Company (“RIMCo”), as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission (SEC) permits RIMCo to engage or terminate a money manager in an Underlying Fund at any time, subject to the approval by the Underlying Fund’s Board without a shareholder vote.

What is the Fund’s investment objective?

The 2017 Retirement Distribution Fund — A Shares (“Fund”) primarily seeks to provide a stated annual target distribution for 10 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

How did the Fund perform for the period ended December 31, 2008?

The Fund is intended to provide for distribution or “decumulation” of assets during retirement. The Fund is not intended for pre-retirement wealth accumulation. The investment strategy of the Fund is fundamentally different than standard accumulation-oriented mutual funds.

From November 1, 2008 to December 31, 2008, the 2017 Retirement Distribution Fund — A Shares lost 0.42%. This compared to the Russell 1000® Index, which lost 6.08%, the Barclays Capital U.S. Aggregate Bond Index, which gained 7.11%, and the MSCI EAFE® Index Net (USD), which gained 0.28% during the same period.

The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the period. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are shown above. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance. The Fund made its first annual target distribution in December 2008.

How did the market conditions described in the Market Summary report and the investment strategies and techniques employed by the Fund affect the Fund?

The dynamic asset allocation strategy used by the Fund to allocate its assets among the Underlying Funds is determined pursuant to a quantitative investment model. The broad based equity market decline during this fiscal period resulted in an increased allocation to fixed income Underlying Funds. Based on capital markets forecasts, the Fund increased its allocation to fixed income Underlying Funds in an effort to increase the probability of meeting its investment objective.

During the period, the Fund’s allocation to equity Underlying Funds was reduced from 21.8% on October 31, 2008 to 19.2% on December 31, 2008. The Fund’s allocation to fixed income Underlying Funds increased from 78.2% on October 31, 2008 to 80.8% on December 31, 2008.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of RIMCo, or any other person in RIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and RIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Russell Investment Company (RIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any RIC Fund.

2017 Retirement Distribution Fund — A Shares	9

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

*	Commenced operations by issuing shares on January 2, 2008.

†	The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the course of the year. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are presented. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance.

‡	The performance shown has been adjusted to reflect deduction of the maximum sales charge of 5.75%.

**

Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***	On October 31, 2008, Barclays Capital, which acquired the Lehman family of indexes in September 2008, announced that it would be re-branding Lehman indexes under the Barclays Capital name; the underlying index structures are to remain unchanged. As a result, the Lehman Brothers Aggregate Bond Index has been renamed the Barclays Capital U.S. Aggregate Bond Index.

Barclays Capital U.S. Aggregate Bond Index is composed of securities from Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

****	Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which included reinvestment of gross dividends before deduction of withholding taxes.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

10	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Shareholder Expense Example — December 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The information in the table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to December 31, 2008.

Actual Performance
Beginning Account Value - November 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$995.80
Expenses Paid During Period*	$0.78

*	Expenses are equal to the Fund’s annualized expense ratio of 0.47% (representing the two-month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Hypothetical Example for Comparison Purposes

The information in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2008 to December 31, 2008.

Hypothetical Performance (5% return before expenses)
Beginning Account Value - July 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,023.32
Expenses Paid During Period*	$1.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing a six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect a one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Retirement Distribution Fund — A Shares	11

Russell Investment Company

2017 Retirement Distribution Fund — A Shares

Schedule of Investments — December 31, 2008

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 95.8%
Other Russell Investment Company Series Mutual Funds

Bonds - 78.5%
Russell Strategic Bond Fund	58,805	536

Domestic Equities - 11.3%
Russell Real Estate Securities Fund	342	8
Russell U.S. Core Equity Fund	1,618	31
Russell U.S. Quantitative Equity Fund	1,389	30
Russell U.S. Small & Mid Cap Fund	600	8

		77

International Equities - 6.0%
Russell Emerging Markets Fund	597	6
Russell Global Equity Fund	1,431	8
Russell International Developed Markets Fund	1,143	27

		41

Total Investments - 95.8% (identified cost $719)		654

Other Assets and Liabilities, Net - 4.2%		29

Net Assets - 100.0%		683

See accompanying notes which are an integral part of the financial statements.

12	2017 Retirement Distribution Fund — A Shares

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

2017 Accelerated Distribution Fund - A Shares †‡
Total Return
For the period 11/01/08-12/31/08	(4.62)%
Inception*	(21.54)%

Russell 1000® Index **
Total Return
For the period 11/01/08-12/31/08	(6.08)%
Inception*	(37.60)%

Barclays Capital U.S. Aggregate Bond Index ***
Total Return
For the period 11/01/08-12/31/08	7.11%
Inception*	5.24%

MSCI EAFE® Index Net (USD) ****
Total Return
For the period 11/01/08-12/31/081	0.28%
Inception*	(43.38)%

2017 Accelerated Distribution Fund — A Shares	13

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

The Fund is a fund of funds that invests in other Russell Investment Company mutual funds (the “Underlying Funds”). The Underlying Funds allocate most of their assets among multiple money managers. Russell Investment Management Company (“RIMCo”), as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission (SEC) permits RIMCo to engage or terminate a money manager in an Underlying Fund at any time, subject to the approval by the Underlying Fund’s Board without a shareholder vote.

What is the Fund’s investment objective?

The 2017 Accelerated Distribution Fund — A Shares (“Fund”) seeks to provide a stated annual target distribution for 10 years from its inception.

How did the Fund perform for the period ended December 31, 2008?

The Fund is intended to provide for distribution or “decumulation” of assets during retirement. These Funds are not intended for pre-retirement wealth accumulation. The investment strategy of these Funds is fundamentally different than standard accumulation-oriented mutual funds.

From November 1, 2008 to December 31, 2008, the 2017 Accelerated Distribution Fund — A Shares gained 1.22%. This compared to the Russell 1000® Index, which lost 6.08%, the Barclays Capital U.S. Aggregate Bond Index which gained 7.11% and the MSCI EAFE® Index Net (USD) which gained 0.28% during the same period.

The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the period. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are shown above. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance. The Fund made its first annual target distribution in December 2008.

How did the market conditions described in the Market Summary report and the investment strategies and techniques employed by the Fund affect the Fund?

The dynamic asset allocation strategy used by the Fund to allocate its assets among the Underlying Funds is determined pursuant to a quantitative investment model. The broad based equity market decline during this fiscal period resulted in an increased allocation to fixed income Underlying Funds. Based on capital markets forecasts, the Fund increased its allocation to fixed income Underlying Funds in an effort to increase the probability of meeting its investment objective.

During the period, the Fund’s allocation to equity Underlying Funds was reduced from 3.1% on October 31, 2008 to 3.0% on December 31, 2008. For the first ten days of the period, the Fund held an allocation to the Russell Money Market Underlying Fund ranging from 6.7% to 21.3%. The model will recommend an allocation to cash in an effort to “lock in” the Fund’s ability to meet its primary investment objective. As the fixed income market improved during the period, the model’s output recommended that the portion previously allocated to cash be returned to fixed income. The Fund’s allocation to fixed income Underlying Funds increased from 90.2% on October 31, 2008 to 97.0% on December 31, 2008.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of RIMCo, or any other person in RIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and RIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Russell Investment Company (RIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any RIC Fund.

14	2017 Accelerated Distribution Fund — A Shares

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

*	Commenced operations by issuing shares on January 2, 2008.

†	The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the course of the year. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are presented. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance.

‡	The performance shown has been adjusted to reflect deduction of the maximum sales charge of 5.75%.

**

Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***	On October 31, 2008, Barclays Capital, which acquired the Lehman family of indexes in September 2008, announced that it would be re-branding Lehman indexes under the Barclays Capital name; the underlying index structures are to remain unchanged. As a result, the Lehman Brothers Aggregate Bond Index has been renamed the Barclays Capital U.S. Aggregate Bond Index.

Barclays Capital U.S. Aggregate Bond Index is composed of securities from Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

****	Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which included reinvestment of gross dividends before deduction of withholding taxes.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2017 Accelerated Distribution Fund — A Shares	15

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Shareholder Expense Example — December 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The information in the table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to December 31, 2008.

Actual Performance
Beginning Account Value - November 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,012.20
Expenses Paid During Period*	$0.84

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the two-month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Hypothetical Example for Comparison Purposes

The information in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2008 to December 31, 2008.

Hypothetical Performance (5% return before expenses)
Beginning Account Value - July 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,023.18
Expenses Paid During Period*	$2.05

*	Expenses are equal to the Fund’s annualized expense ratio of 0.40% (representing a six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect a one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

16	2017 Accelerated Distribution Fund — A Shares

Russell Investment Company

2017 Accelerated Distribution Fund — A Shares

Schedule of Investments — December 31, 2008

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 97.7%
Other Russell Investment Company Series Mutual Funds

Bonds - 94.9%
Russell Strategic Bond Fund	105,713	964

Domestic Equities - 1.8%
Russell Real Estate Securities Fund	85	2
Russell U.S. Core Equity Fund	398	8
Russell U.S. Quantitative Equity Fund	341	7
Russell U.S. Small & Mid Cap Fund	150	2

		19

International Equities - 1.0%
Russell Emerging Markets Fund	143	1
Russell Global Equity Fund	354	2
Russell International Developed Markets Fund	282	7

		10

Total Investments - 97.7% (identified cost $1,065)		993

Other Assets and Liabilities, Net - 2.3%		23

Net Assets - 100.0%		1,016

See accompanying notes which are an integral part of the financial statements.

2017 Accelerated Distribution Fund — A Shares	17

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

2027 Extended Distribution Fund - A Shares †‡
Total Return
For the period 11/01/08-12/31/08	(5.57)%
Inception*	(27.33)%

Russell 1000® Index **
Total Return
For the period 11/01/08-12/31/08	(6.08)%
Inception*	(37.60)%

Barclays Capital U.S. Aggregate Bond Index ***
Total Return
For the period 11/01/08-12/31/08	7.11%
Inception*	5.24%

MSCI EAFE® Index Net (USD) ****
Total Return
For the period 11/01/08-12/31/08	0.28%
Inception*	(43.38)%

18	2027 Extended Distribution Fund — A Shares

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

The Fund is a fund of funds that invests in other Russell Investment Company mutual funds (the “Underlying Funds”). The Underlying Funds allocate most of their assets among multiple money managers. Russell Investment Management Company (“RIMCo”), as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission (SEC) permits RIMCo to engage or terminate a money manager in an Underlying Fund at any time, subject to the approval by the Underlying Fund’s Board without a shareholder vote.

What is the Fund’s investment objective?

The 2027 Extended Distribution Fund — A Shares (“Fund”) seeks to provide a stated annual target distribution for 20 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

How did the Fund perform for the period ended December 31, 2008?

The Fund is intended to provide for distribution or “decumulation” of assets during retirement. The Fund is not intended for pre-retirement wealth accumulation. The investment strategy of the Fund is fundamentally different than standard accumulation-oriented mutual funds.

From November 1, 2008 to December 31, 2008, the 2027 Extended Distribution Fund — A Shares gained 0.19%. This compared to the Russell 1000® Index, which lost 6.08%, the Barclays Capital U.S. Aggregate Bond Index, which gained 7.11%, and the MSCI EAFE® Index Net (USD), which gained 0.28% during the same period.

The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the period. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are shown above. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance. The Fund made its first annual target distribution in December 2008.

How did the market conditions described in the Market Summary report and the investment strategies and techniques employed by the Fund affect the Fund?

The dynamic asset allocation strategy used by the Fund to allocate its assets among the Underlying Funds is determined pursuant to a quantitative investment model. The broad based equity market decline during this fiscal period resulted in an increased allocation to fixed income Underlying Funds. Based on capital markets forecasts, the Fund increased its allocation to fixed income Underlying Funds in an effort to increase the probability of meeting its investment objective.

During the period, the Fund’s allocation to equity Underlying Funds was reduced from 11.3% on October 31, 2008 to 8.8% on December 31, 2008. The Fund’s allocation to fixed income Underlying Funds increased from 88.7% on October 31, 2008 to 91.2% on December 31, 2008.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of RIMCo, or any other person in RIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and RIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Russell Investment Company (RIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any RIC Fund.

2027 Extended Distribution Fund — A Shares	19

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

*	Commenced operations by issuing shares on January 2, 2008.

†	The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the course of the year. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are presented. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance.

‡	The performance shown has been adjusted to reflect deduction of the maximum sales charge of 5.75%.

**

Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***	On October 31, 2008, Barclays Capital, which acquired the Lehman family of indexes in September 2008, announced that it would be re-branding Lehman indexes under the Barclays Capital name; the underlying index structures are to remain unchanged. As a result, the Lehman Brothers Aggregate Bond Index has been renamed the Barclays Capital U.S. Aggregate Bond Index.

Barclays Capital U.S. Aggregate Bond Index is composed of securities from Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

****	Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which included reinvestment of gross dividends before deduction of withholding taxes.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

20	2027 Extended Distribution Fund — A Shares

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Shareholder Expense Example — December 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The information in the table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to December 31, 2008.

Actual Performance
Beginning Account Value - November 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,001.90
Expenses Paid During Period*	$0.82

*	Expenses are equal to the Fund’s annualized expense ratio of 0.49% (representing the two-month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Hypothetical Example for Comparison Purposes

The information in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2008 to December 31, 2008.

Hypothetical Performance (5% return before expenses)
Beginning Account Value - July 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,023.34
Expenses Paid During Period*	$1.89

*	Expenses are equal to the Fund’s annualized expense ratio of 0.37% (representing a six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect a one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2027 Extended Distribution Fund — A Shares	21

Russell Investment Company

2027 Extended Distribution Fund — A Shares

Schedule of Investments — December 31, 2008

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 97.4%
Other Russell Investment Company Series Mutual Funds

Bonds - 88.8%
Russell Strategic Bond Fund	83,945	765

Domestic Equities - 5.6%
Russell Real Estate Securities Fund	213	5
Russell U.S. Core Equity Fund	1,016	19
Russell U.S. Quantitative Equity Fund	868	19
Russell U.S. Small & Mid Cap Fund	378	5

		48

International Equities - 3.0%
Russell Emerging Markets Fund	365	4
Russell Global Equity Fund	889	5
Russell International Developed Markets Fund	711	17

		26

Total Investments - 97.4% (identified cost $925)		839

Other Assets and Liabilities, Net - 2.6%		22

Net Assets - 100.0%		861

See accompanying notes which are an integral part of the financial statements.

22	2027 Extended Distribution Fund — A Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

2017 Retirement Distribution Fund - S Shares †
Total Return
For the period 11/01/08-12/31/08	(0.42)%
Inception*	(35.50)%

Russell 1000® Index **
Total Return
For the period 11/01/08-12/31/08	(6.08)%
Inception*	(37.60)%

Barclays Capital U.S. Aggregate Bond Index ***
Total Return
For the period 11/01/08-12/31/08	7.11%
Inception*	5.24%

MSCI EAFE® Index Net (USD) ****
Total Return
For the period 11/01/08-12/31/08	0.28%
Inception*	(43.38)%

2017 Retirement Distribution Fund — S Shares	23

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

The Fund is a fund of funds that invests in other Russell Investment Company mutual funds (the “Underlying Funds”). The Underlying Funds allocate most of their assets among multiple money managers. Russell Investment Management Company (“RIMCo”), as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission (SEC) permits RIMCo to engage or terminate a money manager in an Underlying Fund at any time, subject to the approval of the Underlying Fund’s Board, without a shareholder vote.

What is the Fund’s investment objective?

The 2017 Retirement Distribution Fund — S Shares (“Fund”) primarily seeks to provide a stated annual target distribution for 10 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

How did the Fund perform for the period ended December 31, 2008?

The Fund is intended to provide for distribution or “decumulation” of assets during retirement. The Fund is not intended for pre-retirement wealth accumulation. The investment strategy of the Fund is fundamentally different than standard accumulation-oriented mutual funds.

From November 1, 2008 to December 31, 2008, the 2017 Retirement Distribution Fund — S Shares lost 0.42%. This compared to the Russell 1000® Index, which lost 6.08%, the Barclays Capital U.S. Aggregate Bond Index, which gained 7.11%, and the MSCI EAFE® Index Net (USD), which gained 0.28% during the same period.

The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the period. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are shown above. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance. The Fund made its first annual target distribution in December 2008.

How did the market conditions described in the Market Summary report and the investment strategies and techniques employed by the Fund affect the Fund?

The dynamic asset allocation strategy used by the Fund to allocate its assets among the Underlying Funds is determined pursuant to a quantitative investment model. The broad based equity market decline during this fiscal period resulted in an increased allocation to fixed income Underlying Funds. Based on capital markets forecasts, the Fund increased its allocation to fixed income Underlying Funds in an effort to increase the probability of meeting its investment objectives.

During the period, the Fund’s allocation to equity Underlying Funds was reduced from 20.7% on October 31, 2008 to 17.2% on December 31, 2008. The Fund’s allocation to fixed income Underlying Funds increased from 79.3% on October 31, 2008 to 82.8% on December 31, 2008.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of RIMCo, or any other person in RIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and RIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Russell Investment Company (RIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any RIC Fund.

24	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

*	Commenced operations by issuing shares on January 2, 2008.

†	The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the course of the year. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are presented. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance.

**

Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***	On October 31, 2008, Barclays Capital, which acquired the Lehman family of indexes in September 2008, announced that it would be re-branding Lehman indexes under the Barclays Capital name; the underlying index structures are to remain unchanged. As a result, the Lehman Brothers Aggregate Bond Index has been renamed the Barclays Capital U.S. Aggregate Bond Index.

Barclays Capital U.S. Aggregate Bond Index is composed of securities from Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

****	Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which included reinvestment of gross dividends before deduction of withholding taxes.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2017 Retirement Distribution Fund — S Shares	25

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Shareholder Expense Example — December 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The information in the table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to December 31, 2008.

Actual Performance
Beginning Account Value - November 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$995.80
Expenses Paid During Period*	$0.32

*	Expenses are equal to the Fund’s annualized expense ratio of 0.19% (representing the two-month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Hypothetical Example for Comparison Purposes

The information in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2008 to December 31, 2008.

Hypothetical Performance (5% return before expenses)
Beginning Account Value - July 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,024.41
Expenses Paid During Period*	$0.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.16% (representing a six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect a one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

26	2017 Retirement Distribution Fund — S Shares

Russell Investment Company

2017 Retirement Distribution Fund — S Shares

Schedule of Investments — December 31, 2008

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 98.6%
Other Russell Investment Company Series Mutual Funds

Bonds - 81.6%
Russell Strategic Bond Fund	93,279	851

Domestic Equities - 11.0%
Russell Real Estate Securities Fund	516	12
Russell U.S. Core Equity Fund	2,418	46
Russell U.S. Quantitative Equity Fund	2,085	44
Russell U.S. Small & Mid Cap Fund	914	13

		115

International Equities - 6.0%
Russell Emerging Markets Fund	881	9
Russell Global Equity Fund	2,152	12
Russell International Developed Markets Fund	1,703	41

		62

Total Investments - 98.6% (identified cost $1,042)		1,028

Other Assets and Liabilities, Net - 1.4%		15

Net Assets - 100.0%		1,043

See accompanying notes which are an integral part of the financial statements.

2017 Retirement Distribution Fund — S Shares	27

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

2017 Accelerated Distribution Fund - S Shares †
Total Return
For the period 11/01/08-12/31/08	0.90%
Inception*	(16.17)%

Russell 1000® Index **
Total Return
For the period 11/01/08-12/31/08	(6.08)%
Inception*	(37.60)%

Barclays Capital U.S. Aggregate Bond Index ***
Total Return
For the period 11/01/08-12/31/08	7.11%
Inception*	5.24%

MSCI EAFE® Index Net (USD) ****
Total Return
For the period 11/01/08-12/31/08	0.28%
Inception*	(43.38%)

28	2017 Accelerated Distribution Fund — S Shares

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

The Fund is a fund of funds that invests in other Russell Investment Company mutual funds (the “Underlying Funds”). The Underlying Funds allocate most of their assets among multiple money managers. Russell Investment Management Company (“RIMCo”), as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission (SEC) permits RIMCo to engage or terminate a money manager in an Underlying Fund at any time, subject to the approval by the Underlying Fund’s Board without a shareholder vote.

What is the Fund’s investment objective?

The 2017 Accelerated Distribution Fund — S Shares (“Fund”) seeks to provide a stated annual target distribution for 10 years from its inception.

How did the Fund perform for the period ended December 31, 2008?

The Fund is intended to provide for distribution or “decumulation” of assets during retirement. These Funds are not intended for pre-retirement wealth accumulation. The investment strategy of these Funds is fundamentally different than standard accumulation-oriented mutual funds.

From November 1, 2008 to December 31, 2008, the 2017 Accelerated Distribution Fund — S Shares gained 0.90%. This compared to the Russell 1000® Index, which lost 6.08%, the Barclays Capital U.S. Aggregate Bond Index which gained 7.11%, and the MSCI EAFE® Index Net (USD) which gained 0.28% during the same period.

The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the period. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are shown above. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance. The Fund made its first annual target distribution in December 2008.

How did the market conditions described in the Market Summary report and the investment strategies and techniques employed by the Fund affect the Fund?

The dynamic asset allocation strategy used by the Fund to allocate its assets among the Underlying Funds is determined pursuant to a quantitative investment model. From November through December of 2008, despite the broad based equity market decline, the Fund increased its allocation to equity Underlying Funds from 3.2% to 4.1%. The broad based equity market decline during this fiscal period had previously resulted in a significant increase in the Fund’s allocation to fixed income Underlying Funds in order to increase the probability of meeting the Fund’s investment objective. However, due to trading rules implemented in conjunction with the use of the investment model to limit excessive trading under certain circumstances, the Fund’s actual allocation to equity Underlying Funds increased by approximately 1%.

During the period, the Fund’s allocation to equity Underlying Funds increased from 3.2% on October 31, 2008 to 4.1% on December 31, 2008. The Fund’s allocation to fixed income Underlying Funds decreased from 96.8% on October 31, 2008 to 95.9% on December 31, 2008.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of RIMCo, or any other person in RIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and RIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Russell Investment Company (RIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any RIC Fund.

2017 Accelerated Distribution Fund — S Shares	29

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

30	2017 Accelerated Distribution Fund — S Shares

*	Commenced operations by issuing shares on January 2, 2008.

†	The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the course of the year. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are presented. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance.

**

Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***	On October 31, 2008, Barclays Capital, which acquired the Lehman family of indexes in September 2008, announced that it would be re-branding Lehman indexes under the Barclays Capital name; the underlying index structures are to remain unchanged. As a result, the Lehman Brothers Aggregate Bond Index has been renamed the Barclays Capital U.S. Aggregate Bond Index.

Barclays Capital U.S. Aggregate Bond Index is composed of securities from Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

****	Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which included reinvestment of gross dividends before deduction of withholding taxes.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Shareholder Expense Example — December 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The information in the table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to December 31, 2008.

Actual Performance
Beginning Account Value - November 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,009.00
Expenses Paid During Period*	$0.44

*	Expenses are equal to the Fund’s annualized expense ratio of 0.26% (representing the two-month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Hypothetical Example for Comparison Purposes

The information in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2008 to December 31, 2008.

Hypothetical Performance (5% return before expenses)
Beginning Account Value - July 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,024.50
Expenses Paid During Period*	$0.72

*	Expenses are equal to the Fund’s annualized expense ratio of 0.14% (representing a six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect a one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2017 Accelerated Distribution Fund — S Shares	31

Russell Investment Company

2017 Accelerated Distribution Fund — S Shares

Schedule of Investments — December 31, 2008

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 97.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 93.9%
Russell Strategic Bond Fund	99,250	905

Domestic Equities - 2.6%
Russell Real Estate Securities Fund	115	3
Russell U.S. Core Equity Fund	530	10
Russell U.S. Quantitative Equity Fund	455	9
Russell U.S. Small & Mid Cap Fund	197	3

		25

International Equities - 1.4%
Russell Emerging Markets Fund	192	2
Russell Global Equity Fund	463	3
Russell International Developed Markets Fund	370	9

		14

Total Investments - 97.9% (identified cost $1,041)		944

Other Assets and Liabilities, Net - 2.1%		20

Net Assets - 100.0%		964

See accompanying notes which are an integral part of the financial statements.

32	2017 Accelerated Distribution Fund — S Shares

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

2027 Extended Distribution Fund - S Shares †
Total Return
For the period 11/01/08-12/31/08	0.75%
Inception*	(18.08)%

Russell 1000® Index **
Total Return
For the period 11/01/08-12/31/08	(6.08)%
Inception*	(37.60)%

Barclays Capital U.S. Aggregate Bond Index ***
Total Return
For the period 11/01/08-12/31/08	7.11%
Inception*	5.24%

MSCI EAFE® Index Net (USD) ****
Total Return
For the period 11/01/08-12/31/08	0.28%
Inception*	(43.38)%

2027 Extended Distribution Fund — S Shares	33

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

The Fund is a fund of funds that invests in other Russell Investment Company mutual funds (the “Underlying Funds”). The Underlying Funds allocate most of their assets among multiple money managers. Russell Investment Management Company (“RIMCo”), as the Underlying Funds’ advisor, may change the allocation of the Underlying Funds’ assets among money managers at any time. An exemptive order from the Securities and Exchange Commission (SEC) permits RIMCo to engage or terminate a money manager in an Underlying Fund at any time, subject to the approval by the Underlying Fund’s Board without a shareholder vote.

What is the Fund’s investment objective?

The 2027 Extended Distribution Fund — S Shares (“Fund”) seeks to provide a stated annual target distribution for 20 years from its inception. As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.

How did the Fund perform for the period ended December 31, 2008?

The Fund is intended to provide for distribution or “decumulation” of assets during retirement. The Fund is not intended for pre-retirement wealth accumulation. The investment strategy of the Fund is fundamentally different than standard accumulation-oriented mutual funds.

From November 1, 2008 to December 31, 2008, the 2027 Extended Distribution Fund — S Shares gained 0.75%. This compared to the Russell 1000® Index, which lost 6.08%, the Barclays Capital U.S. Aggregate Bond Index, which gained 7.11%, and the MSCI EAFE® Index Net (USD), which gained 0.28% during the same period.

The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the period. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are shown above. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance. The Fund made its first annual target distribution in December 2008.

How did the market conditions described in the Market Summary report and the investment strategies and techniques employed by the Fund affect the Fund?

The dynamic asset allocation strategy used by the Fund to allocate its assets among the Underlying Funds is determined pursuant to a quantitative investment model. The broad based equity market decline during this fiscal period resulted in an increased allocation to fixed income Underlying Funds. Based on capital markets forecasts, the Fund increased its allocation to fixed income Underlying Funds in an effort to increase the probability of meeting its investment objective.

During the period, the Fund’s allocation to equity Underlying Funds was reduced from 7.9% on October 31, 2008 to 7.6% on December 31, 2008. The Fund’s allocation to fixed income Underlying Funds increased from 92.1% on October 31, 2008 to 92.4% on December 31, 2008.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of RIMCo, or any other person in RIMCo or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and RIMCo disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for a Russell Investment Company (RIC) Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any RIC Fund.

34	2027 Extended Distribution Fund — S Shares

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Portfolio Management Discussion and Analysis — December 31, 2008 (Unaudited)

*	Commenced operations by issuing shares on January 2, 2008.

†	The Fund employs a dynamic asset allocation strategy and its allocation to the Underlying Funds varied over the course of the year. At any given time, the Fund could have 100% of its assets allocated to equity Underlying Funds or 100% of its assets allocated to fixed income Underlying Funds. Therefore, no single index provides an appropriate basis for comparison. For reference purposes, the three indexes representing the largest possible asset classes to which the Fund may be exposed are presented. The success of the Fund in meeting its primary investment objective is measured by whether or not it makes its annual target distribution, not its benchmark relative performance.

**

Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

***	On October 31, 2008, Barclays Capital, which acquired the Lehman family of indexes in September 2008, announced that it would be re-branding Lehman indexes under the Barclays Capital name; the underlying index structures are to remain unchanged. As a result, the Lehman Brothers Aggregate Bond Index has been renamed the Barclays Capital U.S. Aggregate Bond Index.

Barclays Capital U.S. Aggregate Bond Index is composed of securities from Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

****	Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index is an index composed of an arithmetic, market value-weighted average of the performance of approximately 1,600 securities listed on the stock exchange of the countries of Europe, Australia, and the Far East. The index is calculated on a total-return basis, which included reinvestment of gross dividends before deduction of withholding taxes.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2027 Extended Distribution Fund — S Shares	35

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Shareholder Expense Example — December 31, 2008 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The information in the table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2008 to December 31, 2008.

Actual Performance
Beginning Account Value - November 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,007.50
Expenses Paid During Period*	$0.42

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the two-month period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the two-month period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Hypothetical Example for Comparison Purposes

The information in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from July 1, 2008 to December 31, 2008.

Hypothetical Performance (5% return before expenses)
Beginning Account Value - July 1, 2008	$1,000.00
Ending Account Value - December 31, 2008	$1,024.47
Expenses Paid During Period*	$0.75

*	Expenses are equal to the Fund’s annualized expense ratio of 0.15% (representing a six-month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect a one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

36	2027 Extended Distribution Fund — S Shares

Russell Investment Company

2027 Extended Distribution Fund — S Shares

Schedule of Investments — December 31, 2008

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 98.1%
Other Russell Investment Company Series Mutual Funds

Bonds - 90.7%
Russell Strategic Bond Fund	132,142	1,205

Domestic Equities - 4.7%
Russell Real Estate Securities Fund	280	7
Russell U.S. Core Equity Fund	1,320	25
Russell U.S. Quantitative Equity Fund	1,156	24
Russell U.S. Small & Mid Cap Fund	507	7

		63

International Equities - 2.7%
Russell Emerging Markets Fund	529	5
Russell Global Equity Fund	1,234	7
Russell International Developed Markets Fund	989	24

		36

Total Investments - 98.1% (identified cost $1,421)		1,304

Other Assets and Liabilities, Net - 1.9%		25

Net Assets - 100.0%		1,329

See accompanying notes which are an integral part of the financial statements.

2027 Extended Distribution Fund — S Shares	37

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Statements of Assets and Liabilities — December 31, 2008

Amounts in thousands	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares

Assets
Investments, at identified cost	$719	$1,065	$925	$1,042
Investments, at market	654	993	839	1,028
Receivables:
Investments sold	9	—	—	—
Fund shares sold	11	10	—	—
From Affiliates	46	49	49	42
Prepaid expenses	3	3	3	2

Total assets	723	1,055	891	1,072

Liabilities
Payables:
Investments purchased	—	10	—	—
Fund shares redeemed	10	—	—	—
Other accrued expenses	30	29	30	29

Total liabilities	40	39	30	29

Net Assets	$683	$1,016	$861	$1,043

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$—	$—	$—	$—
Accumulated net realized gain (loss)	(232)	(95)	(144)	(197)
Unrealized appreciation (depreciation) on investments	(65)	(72)	(86)	(14)
Shares of beneficial interest	1	1	1	2
Additional paid-in capital	979	1,182	1,090	1,252

Net Assets	$683	$1,016	$861	$1,043

Net Asset Value, offering and redemption price per share:
Net asset value per share	$6.34	$7.92	$7.76	$6.51

Maximum offering price per share (Net asset value plus sales charge of 5.75%)	$6.73	$8.41	$8.24	$—
Net assets	$683,235	$1,015,788	$861,087	$1,043,244
Shares outstanding ($.01 par value)	107,721	128,211	110,933	160,172

See accompanying notes which are an integral part of the financial statements.

38	Statements of Assets and Liabilities

2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

$1,041	$1,421
944	1,304

—	—
—	2
48	52
2	2

994	1,360

—	2
—	—
30	29

30	31

$964	$1,329

$—	$—
(80)	(96)
(97)	(117)
1	2
1,140	1,540

$964	$1,329

$7.88	$8.27

$—	$—
$964,287	$1,328,816
122,429	160,698

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	39

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Statements of Operations — For the Periods Ended

	2017 Retirement Distribution Fund - A Shares		2017 Accelerated Distribution Fund - A Shares
Amounts in thousands	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*

Investment Income
Income distributions from Underlying Funds	$9	$6	$14	$23

Expenses
Advisory fees	—	1	—	1
Distributions fees	—	1	—	1
Professional fees	30	30	31	30
Registration fees	2	13	—	14
Printing fees	—	2	—	2
Miscellaneous	—	1	—	1

Expenses before reductions	32	48	31	49
Expense reductions	(31)	(47)	(30)	(48)

Net expenses	1	1	1	1

Net investment income (loss)	8	5	13	22

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(26)	(209)	(11)	(89)
Capital gain distributions from Underlying Funds	2	—	3	3

Net realized gain (loss)	(24)	(209)	(8)	(86)
Net change in unrealized appreciation (depreciation) on investments	13	(78)	7	(79)

Net realized and unrealized gain (loss)	(11)	(287)	(1)	(165)

Net Increase (Decrease) in Net Assets from Operations	$(3)	$(282)	$12	$(143)

*	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
**	For the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

40	Statements of Operations

2027 Extended Distribution Fund - A Shares		2017 Retirement Distribution Fund - S Shares		2017 Accelerated Distribution Fund - S Shares		2027 Extended Distribution Fund - S Shares
December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*

$11	$23	$12	$3	$13	$30	$18	$31

—	1	—	—	—	1	—	1
—	1	—	—	—	—	—	—
32	30	29	30	32	30	33	30
8	6	14	3	14	3	15	3
—	2	—	2	—	2	1	2
—	1	—	1	—	1	—	1

40	41	43	36	46	37	49	37
(39)	(40)	(43)	(36)	(46)	(37)	(48)	(37)

1	1	—	—	—	—	1	—

10	22	12	3	13	30	17	31

(6)	(143)	(8)	(192)	(22)	(64)	(11)	(93)
2	2	3	—	3	3	4	3

(4)	(141)	(5)	(192)	(19)	(61)	(7)	(90)
(5)	(81)	—	(14)	15	(112)	(3)	(114)

(9)	(222)	(5)	(206)	(4)	(173)	(10)	(204)

$1	$(200)	$7	$(203)	$9	$(143)	$7	$(173)

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	41

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Statements of Changes in Net Assets — For the Periods Ended

	2017 Retirement Distribution Fund - A Shares		2017 Accelerated Distribution Fund - A Shares
Amounts in thousands	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$8	$5	$13	$22
Net realized gain (loss)	(24)	(209)	(8)	(86)
Net change in unrealized appreciation (depreciation)	13	(78)	7	(79)

Net increase (decrease) in net assets from operations	(3)	(282)	12	(143)

Distributions
From net investment income	(13)	—	(35)	—
From return of capital	(63)	—	(92)	—

Net decrease in net assets from distributions	(76)	—	(127)	—

Share Transactions
Net increase (decrease) in net assets from share transactions	27	1,017	(14)	1,288

Total Net Increase (Decrease) in Net Assets	(52)	735	(129)	1,145

Net Assets
Beginning of period	735	—	1,145	—

End of period	$683	$735	$1,016	$1,145

Undistributed (overdistributed) net investment income included in net assets	$—	$5	$—	$22

*	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
**	For the period November 1, 2008 to December 31, 2008.

See accompanying notes which are an integral part of the financial statements.

42	Statements of Changes in Net Assets

2027 Extended Distribution Fund - A Shares		2017 Retirement Distribution Fund - S Shares		2017 Accelerated Distribution Fund - S Shares		2027 Extended Distribution Fund - S Shares
December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*

$10	$22	$12	$3	13	$30	$17	$31
(4)	(141)	(5)	(192)	(19)	(61)	(7)	(90)
(5)	(81)	—	(14)	15	(112)	(3)	(114)

1	(200)	7	(203)	9	(143)	7	(173)

(32)	—	(15)	—	(45)	—	(47)	—
(34)	—	(97)	—	(75)	—	(49)	—

(66)	—	(112)	—	(120)	—	(96)	—

2	1,124	221	1,130	19	1,199	103	1,488

(63)	924	116	927	(92)	1,056	14	1,315

924	—	927	—	1,056	—	1,315	—

$861	$924	$1,043	$927	$964	$1,056	$1,329	$1,315

$—	$22	$—	$3	$—	$29	$—	$31

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	43

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)(c)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income (Loss) from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2017 Retirement Distribution Fund - A Shares
December 31, 2008(2)	7.08	.08	(.12)	(.04)	(.12)	—	(.58)
October 31, 2008(1)	10.00	.17	(3.09)	(2.92)	—	—	—
2017 Accelerated Distribution Fund - A Shares
December 31, 2008(2)	8.82	.11	(.01)	.10	(.28)	—	(.72)
October 31, 2008(1)	10.00	.57	(1.75)	(1.18)	—	—	—
2027 Extended Distribution Fund - A Shares
December 31, 2008(2)	8.34	.10	(.08)	.02	(.29)	—	(.31)
October 31, 2008(1)	10.00	.49	(2.15)	(1.66)	—	—	—
2017 Retirement Distribution Fund - S Shares
December 31, 2008(2)	7.24	.08	(.11)	(.03)	(.09)	—	(.61)
October 31, 2008(1)	10.00	.12	(2.88)	(2.76)	—	—	—
2017 Accelerated Distribution Fund - S Shares
December 31, 2008(2)	8.80	.11	(.03)	.08	(.35)	—	(.65)
October 31, 2008(1)	10.00	.58	(1.78)	(1.20)	—	—	—
2027 Extended Distribution Fund - S Shares
December 31, 2008(2)	8.81	.10	(.04)	.06	(.29)	—	(.31)
October 31, 2008(1)	10.00	.56	(1.75)	(1.19)	—	—	—

See accompanying notes which are an integral part of the financial statements.

44	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.70)	6.34	(.42)	683.47		26.38	1.09	6
—	7.08	(35.05)	735.29		15.46	1.85	188

(1.00)	7.92	1.22	1,016.50		17.06	1.23	41
—	8.82	(17.76)	1,145.30		13.26	5.99	192

(.60)	7.76	.19	861.49		26.65	1.16	2
—	8.34	(23.05)	924.29		9.72	5.14	114

(.70)	6.51	(.42)	1,043.19		25.68	1.18	12
—	7.24	(35.23)	927.05		14.96	1.34	217

(1.00)	7.88	.90	964.26		26.80	1.28	4
—	8.80	(16.91)	1,056.04		7.93	5.98	67

(.60)	8.27	.75	1,329.25		21.22	1.21	9
—	8.81	(18.69)	1,315.04		7.05	5.78	328

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	45

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Highlights

(1)	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
(2)	For the period November 1, 2008 to December 31, 2008.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front end sales charge.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invest.
(g)	May reflect amounts waived and/or reimbursed by RIMCo and/or RFSC.

See accompanying notes which are an integral part of the financial statements.

46	Notes to Financial Highlights

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements — December 31, 2008

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on six of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a second amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

The Board approved on November 18, 2008, the fiscal year end change from October 31 to December 31. As a result these financial statements report on a two month and one year period.

The Funds seek to achieve their objective by investing in several other RIC Funds (the “Underlying Funds”) using a dynamic asset allocation investment strategy. The Underlying Funds currently include the Russell Short Duration Bond, Russell Strategic Bond, Russell Real Estate Securities, Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Small & Mid Cap, Russell Emerging Markets, Russell Global Equity, Russell International Developed Markets and Russell Money Market Funds. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, real estate and cash) is represented by an Underlying Fund. The Underlying Funds to which the Funds allocate their assets and the percentage allocations will change over time and a Fund may not always invest in all the Underlying Funds. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, and pricing services which include market value procedures, fair value procedures and a description of the pricing services used by the Funds. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and Rights/Warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Bank loans and forwards: mean between bid and asking price.

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of

Notes to Financial Statements	47

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — December 31, 2008 fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board believes reflects fair value. The fair value procedures may involve subjective judgments as to the fair value of securities. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments for the period ended December 31, 2008 were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities

Level 1	$654,389	$993,201	$839,316	$1,027,608	$943,747	$1,304,386
Level 2	—	—	—	—	—	—
Level 3	—	—	—	—	—	—

	$654,389	$993,201	$839,316	$1,027,608	$943,747	$1,304,386

48	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — December 31, 2008

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund’s intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds.

In accordance with provisions set forth in the FASB issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement 109” (“FIN 48”), management has reviewed the Funds’ tax positions for all open tax years, and concluded that adoption had no effect on the Funds’ financial position or results of operations. At December 31, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Each Fund files a U.S. tax return. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Reverse Share Split

By written consent effective as of March 26, 2008, the Board approved, on behalf of the Funds, a reverse share split for each of the Funds. The effective date of the reverse share split was March 27, 2008.

A reverse share split is a combination of a fund’s shares according to a conversion ratio in order to reduce the total number of outstanding shares of the fund. A reverse share split does not alter the rights or value of a shareholder’s interest in a fund.

The conversion ratio of each reverse share split was as follows:

2017 Retirement Distribution Fund — A Shares 10 : 9.173138

2017 Accelerated Distribution Fund — A Shares 10 : 9.324813

2027 Extended Distribution Fund — A Shares 10 : 9.215562

2017 Retirement Distribution Fund — S Shares 10 : 8.933155

2017 Accelerated Distribution Fund — S Shares 10 : 9.431073

2027 Extended Distribution Fund — S Shares 10 : 9.229232

As a result of the reverse share split, the par value of the shares of each of the Funds has been adjusted in accordance with the conversion ratio.

Notes to Financial Statements	49

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — December 31, 2008

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended December 31, 2008, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

2017 Retirement Distribution Fund - A Shares	$39,338	$107,931
2017 Accelerated Distribution Fund - A Shares	428,887	577,106
2027 Extended Distribution Fund - A Shares	14,780	88,576
2017 Retirement Distribution Fund - S Shares	238,498	129,565
2017 Accelerated Distribution Fund - S Shares	36,205	140,989
2027 Extended Distribution Fund - S Shares	123,171	121,070

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

Russell Investment Management Company (“RIMCo”) advises the Funds and RFSC is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly totaling $2,052 and $513 respectively, for the period ended December 31, 2008.

RFSC serves as the Transfer and Dividend Disbursing Agent. For this service, RFSC is paid a fee for transfer agency and dividend disbursing services provided to the Fund. RFSC retains a portion of this fee for its services provided to the Fund and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended December 31, 2008, were $1,847.

Waivers and Reimbursements

The Acquired Fund Fees and Expenses are set forth in the Funds’ Prospectus and reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.

At least until February 28, 2009, the 2017 Retirement Distribution Fund-A Shares annual direct and indirect operating expenses are capped at the greater of (a) 1.33% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

At least until February 28, 2009, the 2017 Accelerated Distribution Fund-A Shares annual direct and indirect operating expenses are capped at the greater of (a) 1.24% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

At least until February 28, 2009, the 2027 Extended Distribution Fund-A Shares annual direct and indirect operating expenses are capped at the greater of (a) 1.28% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” plus 0.25% on an annual basis.

At least until February 28, 2009, the 2017 Retirement Distribution Fund-S Shares annual direct and indirect operating expenses are capped at the greater of (a) 1.15% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

50	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — December 31, 2008

At least until February 28, 2009, the 2017 Accelerated Distribution Fund-S Shares annual direct and indirect operating expenses are capped at the greater of (a) 0.96% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

At least until February 28, 2009, the 2027 Extended Distribution Fund-S Shares annual direct and indirect operating expenses are capped at the greater of (a) 1.00% of the Fund’s average daily net assets on an annual basis or (b) an amount equal to the then current “Acquired Funds Fees and Expenses” on an annual basis.

Direct and indirect fund-level operating expenses do not include extraordinary expenses. These caps may not be terminated during the relevant period except at the Board’s discretion.

As of December 31, 2008, RIMCo and RFSC waived/reimbursed the following expenses:

	RIMCo Waiver	RIMCo/RFSC Reimbursement	Total

2017 Retirement Distribution Fund - A Shares	$239	$30,722	$30,961
2017 Accelerated Distribution Fund - A Shares	368	30,078	30,446
2027 Extended Distribution Fund - A Shares	301	39,093	39,394
2017 Retirement Distribution Fund - S Shares	340	42,992	43,332
2017 Accelerated Distribution Fund -S Shares	345	45,378	45,723
2027 Extended Distribution Fund - S Shares	460	47,776	48,236

Distributor

On June 2, 2008, Russell Fund Distributors, Inc., a wholly owned subsidiary of RIMCo, changed its name to Russell Financial Services, Inc. (the “Distributor”). The Distributor serves as a distributor for RIC, pursuant to the Distribution Agreement with the Investment Company.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A shares subject to the Distribution Plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A Shares of the Funds may not exceed 7.25% of total gross sales, subject to certain exclusions.

For the period ended December 31, 2008, the sales commissions paid to the selling agents for the sale of Class A shares are as follows:

	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

2017 Retirement Distribution Fund - A Shares	$1,076	$231

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended December 31, 2008 were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

Administration fees	$30	$46	$38	$47	$43	$58
Distribution fees	152	229	189	—	—	—
Transfer agent fees	111	167	137	172	157	213

	$293	$442	$364	$219	$200	$271

Board of Trustees

The Russell Fund Complex consists of RIC, which has 38 Funds, and Russell Investment Funds (“RIF”), which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $60,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for

Notes to Financial Statements	51

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — December 31, 2008 each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $52,000.

Transactions With Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended December 31, 2008, with Underlying Funds which are, or were, an affiliated company are as follows:

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2017 Retirement Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$30,717	$214	$11,160	$(3,947)	$214	$—
Russell U.S. Quantitative Equity Fund	29,530	178	11,818	(3,760)	178	—
Russell U.S. Small & Mid Cap Fund	8,269	53	3,091	(1,222)	53	—
Russell International Developed Markets Fund	27,174	—	14,400	(5,715)	—	—
Russell Global Equity Fund	8,244	151	3,918	(1,487)	151	—
Russell Emerging Markets Fund	5,902	328	4,331	(2,040)	—	328
Russell Strategic Bond Fund	536,300	38,350	81,073	(6,292)	7,711	1,690
Russell Real Estate Securities Fund	8,253	64	3,850	(1,247)	64	—

	$654,389	$39,338	$133,641	$(25,710)	$8,371	$2,018

2017 Accelerated Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$7,550	$2,329	$4,112	$(713)	$52	$—
Russell U.S. Quantitative Equity Fund	7,259	2,121	3,654	(381)	44	—
Russell U.S. Small & Mid Cap Fund	2,072	639	1,014	(12)	13	—
Russell International Developed Markets Fund	6,715	1,947	4,037	(267)	—	—
Russell Global Equity Fund	2,038	667	1,167	(49)	37	—
Russell Emerging Markets Fund	1,412	567	1,218	(119)	—	82
Russell Strategic Bond Fund	964,105	257,333	333,167	(9,720)	14,015	3,062
Russell Real Estate Securities Fund	2,050	747	1,333	(221)	15	—
Russell Money Market Fund	—	162,537	238,886	—	204	—

	$993,201	$428,887	$588,588	$(11,482)	$14,380	$3,144

2027 Extended Distribution Fund - A Shares
Russell U.S. Core Equity Fund	$19,292	$135	$6,078	$(616)	$135	$—
Russell U.S. Quantitative Equity Fund	18,462	113	6,502	(418)	113	—
Russell U.S. Small & Mid Cap Fund	5,207	33	1,491	(182)	33	—
Russell International Developed Markets Fund	16,898	—	6,722	(388)	—	—
Russell Global Equity Fund	5,122	95	1,955	(149)	95	—
Russell Emerging Markets Fund	3,607	208	1,910	(173)	—	208
Russell Strategic Bond Fund	765,577	14,156	67,507	(3,667)	10,795	2,233
Russell Real Estate Securities Fund	5,151	40	2,488	(484)	40	—

	$839,316	$14,780	$94,653	$(6,077)	$11,211	$2,441

2017 Retirement Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$45,921	$4,688	$4,142	$78	$296	$—
Russell U.S. Quantitative Equity Fund	44,318	4,118	5,117	(209)	245	—
Russell U.S. Small & Mid Cap Fund	12,601	1,864	1,550	(55)	74	—
Russell International Developed Markets Fund	40,504	2,685	5,424	(110)	—	—
Russell Global Equity Fund	12,395	1,142	1,486	(74)	206	—
Russell Emerging Markets Fund	8,700	1,098	2,019	(132)	—	445
Russell Strategic Bond Fund	850,702	221,587	115,270	(7,016)	11,463	2,709
Russell Real Estate Securities Fund	12,467	1,316	2,529	(454)	88	—

	$1,027,608	$238,498	$137,537	$(7,972)	$12,372	$3,154

52	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — December 31, 2008

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions	Capital Gains Distributions

2017 Accelerated Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$10,068	$1,751	$—	$—	$52	$—
Russell U.S. Quantitative Equity Fund	9,682	1,307	—	—	44	—
Russell U.S. Small & Mid Cap Fund	2,721	390	—	—	13	—
Russell International Developed Markets Fund	8,788	1,583	—	—	—	—
Russell Global Equity Fund	2,667	461	—	—	36	—
Russell Emerging Markets Fund	1,898	403	—	—	—	75
Russell Strategic Bond Fund	905,157	29,648	163,015	(22,026)	13,313	2,876
Russell Real Estate Securities Fund	2,766	662	—	—	13	—

	$943,747	$36,205	$163,015	$(22,026)	$13,471	$2,951

2027 Extended Distribution Fund - S Shares
Russell U.S. Core Equity Fund	$25,073	$605	$35	$(4)	$153	$—
Russell U.S. Quantitative Equity Fund	24,568	130	36	(4)	130	—
Russell U.S. Small & Mid Cap Fund	6,980	38	15	(2)	38	—
Russell International Developed Markets Fund	23,526	—	41	(5)	—	—
Russell Global Equity Fund	7,110	113	15	(2)	113	—
Russell Emerging Markets Fund	5,225	267	591	(118)	266	267
Russell Strategic Bond Fund	1,205,133	121,965	130,964	(10,501)	16,823	3,693
Russell Real Estate Securities Fund	6,771	53	12	(3)	42	—

	$1,304,386	$123,171	$131,709	$(10,639)	$17,565	$3,960

5.	Federal Income Taxes

At December 31, 2008, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

	12/31/2015	Totals

2017 Retirement Distribution Fund - A Shares	$183,592	$183,592
2017 Accelerated Distribution Fund - A Shares	24,056	24,056
2027 Extended Distribution Fund - A Shares	63,209	63,209
2017 Retirement Distribution Fund - S Shares	12,121	12,121
2017 Accelerated Distribution Fund - S Shares	43,255	43,255
2027 Extended Distribution Fund - S Shares	43,749	43,749

At December 31, 2008, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

	2017 Retirement Distribution Fund - A Shares	2017 Accelerated Distribution Fund - A Shares	2027 Extended Distribution Fund - A Shares

Cost of Investments	$760,001	$1,123,943	$987,026

Unrealized Appreciation	$—	$—	$—
Unrealized Depreciation	(105,612)	(130,742)	(147,710)

Net Unrealized Appreciation (Depreciation)	$(105,612)	$(130,742)	$(147,710)

Undistributed Ordinary Income	$—	$—	$—
Undistributed Long-Term Capital Gains	$—	$—	$—
(Capital Loss Carryforward)	$(183,592)	$(24,056)	$(63,209)
Tax Composition of Distributions:
Ordinary Income	$75,353	$126,949	$66,552
Distributions in Excess	$—	$—	$—
Tax Return of Capital	$62,458	$91,044	$33,914
Post October Loss Deferrals	$7,487	$11,505	$19,399

Notes to Financial Statements	53

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — December 31, 2008

	2017 Retirement Distribution Fund - S Shares	2017 Accelerated Distribution Fund - S Shares	2027 Extended Distribution Fund - S Shares

Cost of Investments	$1,224,211	$1,078,433	$1,466,935

Unrealized Appreciation	$—	$—	$—
Unrealized Depreciation	(196,603)	(134,686)	(162,549)

Net Unrealized Appreciation (Depreciation)	$(196,603)	$(134,686)	$(162,549)

Undistributed Ordinary Income	$—	$—	$—
Undistributed Long-Term Capital Gains	$—	$—	$—
(Capital Loss Carryforward)	$(12,121)	$(43,255)	$(43,749)
Tax Composition of Distributions:
Ordinary Income	$112,120	$119,931	$96,272
Distributions in Excess	$—	$2,950	$—
Tax Return of Capital	$97,272	$74,597	$49,018
Post October Loss Deferrals	$2,574	$—	$6,423

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended December 31, 2008 and October 31, 2008 were as follows:

	Shares		Dollars
	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*

2017 Retirement Distribution Fund - A Shares
Proceeds from shares sold	5	104	$37	$1,017
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(1)	—	(10)	—

Total net increase (decrease)	4	104	$27	$1,017

	Shares		Dollars
	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*
2017 Accelerated Distribution Fund - A Shares
Proceeds from shares sold	1	130	$11	$1,288
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(3)	—	(25)	—

Total net increase (decrease)	(2)	130	$(14)	$1,288

	Shares		Dollars
	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*

2027 Extended Distribution Fund - A Shares
Proceeds from shares sold	—	111	$2	$1,124
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	—	—	—

Total net increase (decrease)	—	111	$2	$1,124

	Shares		Dollars
	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*
2017 Retirement Distribution Fund - S Shares
Proceeds from shares sold	32	128	$221	$1,130
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	—	—	—

Total net increase (decrease)	32	128	$221	$1,130

54	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Notes to Financial Statements, continued — December 31, 2008

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*

2017 Accelerated Distribution Fund - S Shares
Proceeds from shares sold	2	120	$19	$1,199
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	—	—	—

Total net increase (decrease)	2	120	$19	$1,199

	Shares		Dollars
	December 31, 2008**	October 31, 2008*	December 31, 2008**	October 31, 2008*

2027 Extended Distribution Fund - S Shares
Proceeds from shares sold	11	149	$103	$1,488
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	—	—	—

Total net increase (decrease)	11	149	$103	$1,488

*	For the period January 2, 2008 (commencement of operations) to October 31, 2008.
**	For the period November 1, 2008 to December 31, 2008.

7.	Interfund Lending Program

The Investment Company Funds have received permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. The Funds did not borrow from the program for the period ended December 31, 2008.

8.	Record Ownership

As of December 31 2008, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%

2017 Retirement Distribution Fund - A Shares	2	33.0
2017 Accelerated Distribution Fund - A Shares	2	39.3
2027 Extended Distribution Fund - A Shares	3	89.9
2017 Retirement Distribution Fund - S Shares	3	47.7
2017 Accelerated Distribution Fund - S Shares	4	56.3
2027 Extended Distribution Fund - S Shares	2	50.1

Notes to Financial Statements	55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

of Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of 2017 Retirement Distribution Fund—Class A, 2017 Retirement Distribution Fund—Class S, 2017 Accelerated Distribution Fund—Class A, 2017 Accelerated Distribution Fund—Class S, 2027 Extended Distribution Fund—Class A, and 2027 Extended Distribution Fund—Class S (six of the portfolios constituting Russell Investment Company, hereafter collectively referred to as the “Funds”) at December 31, 2008, the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

Seattle, Washington

February 23, 2009

56	Report of Independent Registered Public Accounting Firm

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Tax Information — December 31, 2008 (Unaudited)

For the tax year ended December 31, 2008, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

For the tax year ended December 31, 2008, the Funds hereby designate under Section 871(k)(2)(c) of the Code, the maximum amount allowable as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code. This applies to nonresident alien shareholders only.

The Form 1099 you receive in January 2009 will show the tax status of all distributions paid to your account in calendar year 2008.

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

2017 Retirement Distribution Fund – A Shares	21.0%
2017 Accelerated Distribution Fund – A Shares	0.8%
2027 Extended Distribution Fund – A Shares	2.8%
2017 Retirement Distribution Fund – S Shares	26.0%
2017 Accelerated Distribution Fund – S Shares	0.8%
2027 Extended Distribution Fund – S Shares	1.1%

Please consult a tax advisor for any questions about federal or state income tax laws.

Tax Information	57

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Shareholder Requests for Additional Information — December 31, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7353.

58	Shareholder Requests for Additional Information

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers — December 31, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004 Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	• President and CEO RIC and RIF • Chairman of the Board, President and CEO, RIMCo • Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) • Chairman of the Board, President and CEO, Russell Financial Services, Inc. • Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) • Until 2004, Managing Director, of Individual Investor Services, FRC • 2000 to 2004 Managing Director, Sales and Client Service, RIMCo	47	None
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006	Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	47	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investors Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	47	• Director, Avista Corp; (electric utilities) • Trustee, Principal Investors Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc. • 2001–2003, Vice President and Chief Financial Officer, Janus Capital Group Inc.	47	None
#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

Disclosure of Information about Fund Trustees and Officers	59

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — December 31, 2008 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jonathan Fine Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	47	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified. Appointed until successor is duly elected and qualified	• President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	47	None

Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to present, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman, and Audit Committee Chairman LifeVantage Corporation (health products company) • May 1999 to May 2003, President, Chief Executive Officer and Director, Berger Financial Group, LLC • May 1999 to May 2003, President and Trustee, Berger Funds	47	• Director, Sparx Asia Funds (investment company) • Director, Board Chairman, and Audit Committee Chairman LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002 Chairperson of the Investment Committee since 2006	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Retired	47	None

*	Each Trustee is subject to mandatory retirement at age 72.

60	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — December 31, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)); and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	47	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • February 2002 to June 2005, Lead Trustee, RIC and RIF • Trustee of RIC and RIF until 2006 • Chairman of the Nominating and Governance Committee 2006	47	None

William E. Baxter, Born June 8, 1925 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1986 • Trustee of RIC and RIF until 2004	47	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	47	None

Eleanor W. Palmer, Born May 5, 1926 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2004	Five year term	• Retired since 1981 • Trustee of RIC and RIF until 2004	47	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	61

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

Disclosure of Information about Fund Trustees and Officers, continued — December 31, 2008 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002-May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2004	Until successor is chosen and qualified by Trustees

•  President and CEO, RIC and RIF

•  Chairman of the Board, President and CEO, RIMCo

•  Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•  Chairman of the Board, President and CEO, RFSC

•  Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•  Until 2004, Managing Director of Individual Investor Services, FRC

•  2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

•  Treasurer, Chief Accounting Officer and CFO, RIC and RIF

•  Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

•  Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC, RIF • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	• Associate General Counsel and Assistant Secretary FRC and RIA • Director and Secretary, RIMCo, RFSC and Russell Financial Services, Inc. • Secretary and Chief Legal Counsel, RIC and RIF

62	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustees

Greg J. Stark

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

William E. Baxter

Lee C. Gingrich

Eleanor W. Palmer

Officers

Greg J. Stark, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1420 5th Avenue

Suite 1900

Seattle, WA 98101

Money Managers of Underlying Funds as of December 31, 2008

Russell U.S. Core Equity Fund

AllianceBernstein L.P., New York, NY

Arnhold and S. Bleichroeder Advisers, LLC, New York, NY

Columbus Circle Investors, Stamford, CT

Institutional Capital LLC, Chicago, IL

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Suffolk Capital Management, LLC, New York, NY

Turner Investment Partners, Inc., Berwyn, PA

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

INTECH Investment Management LLC, West Palm Beach, FL

Franklin Portfolio Associates, LLC, Boston, MA

Goldman Sachs Asset Management, L.P., New York, NY

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Gould Investment Partners LLC, Berwyn, PA

Jacobs Levy Equity Management, Inc., Florham Park, NJ

PanAgora Asset Management, Inc., Boston, MA

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Russell Real Estate Securities Fund

AEW Management and Advisors, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division, Dallas, TX

RREEF America L.L.C., Chicago, IL

Russell Global Equity Fund

ClariVest Asset Management LLC, San Diego, CA

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

Russell International Developed Markets Fund

AllianceBernstein L.P., New York, NY

Altrinsic Global Advisors, LLC, Stamford, CT

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

UBS Global Asset Management (Americas) Inc., Chicago, IL

Wellington Management Company, LLP, Boston, MA

Adviser, Money Managers and Service Providers	63

Russell Investment Company

LifePoints® Funds Target Distribution Strategies

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Russell Strategic Bond Fund

Drake Capital Management, LLC, New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Hyperion Brookfield Asset Management, Inc., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

STW Fixed Income Management, Carpinteria, CA

Russell Money Market Fund

Russell Investment Management Company, Tacoma, WA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

64	Adviser, Money Managers and Service Providers

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-225

Item 2.	Code of Ethics. [Annual Report Only]

(a)	As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer (“Code”).

(b)	That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1)	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)	full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by each Mutual Fund;

3)	compliance with applicable laws and governmental rules and regulations;

4)	the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and

5)	accountability for adherence to the Code.

(c)	The Code was restated as of December 6, 2004; the restatement did not involve any material change.

(d)	As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the registrant’s principal executive officer and principal financial officer.

(e)	Not applicable.

(f)	The registrant has filed with the SEC, pursuant to Item 12(a)(1), a copy of the Code that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert. [Annual Report Only]

Registrant’s board of trustees has determined at a meeting held on February 23, 2005, that the Registrant has at least one audit committee financial expert serving on its audit committee. Daniel P. Connealy was determined to be the Audit Committee Financial Expert and is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services. [Annual Report Only]

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

October 31, 2008	$131,340
December 31, 2008	$71,000

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services
October 31, 2008	$0	Performance of agreed-upon procedures with respect to 04/30/08 semi-annual reports
December 31, 2008	$0

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

	Fees	Nature of Services
October 31, 2008	$39,600	Tax services
December 31, 2008	$22,800	Tax services

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item and the nature of the services comprising those fees were as follows:

	Fees	Nature of Services
October 31, 2008	$0	Review excise reconciliations, transfer agent internal controls analysis, overhead/travel
December 31, 2008	$0

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

Russell Investment Company

Russell Investment Funds

Audit and Non-Audit Services Pre-Approval Policy

Effective Date: May 19, 2003

As amended through November 14, 2005

I.	Statement of Purpose.

This Policy has been adopted by the Audit Committee (the “RIC Audit Committee”) of the Board of Trustees of Russell Investment Company (“RIC”) and the Audit Committee (the “RIF Audit Committee”) of the Russell Investment Funds (“RIF”) to apply to any and all engagements of the independent auditor to RIC and RIF, respectively, for audit, non-audit, tax or other services. In the case of RIC, the term “Audit Committee” as used in this policy shall refer to the RIC Audit Committee and the term “Fund” shall refer to RIC. In the case of RIF, the term “Audit Committee” as used in this Policy shall refer to the RIF Audit Committee and the term “Fund” shall refer to RIF. The term “Investment Adviser” shall refer to Russell Investment Management Company. This Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the Funds’ independent auditor.

II.	Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Fund’s Board of Trustees (the “Audit Committee”) is charged with responsibility for the appointment, compensation and oversight of the work of the independent auditor for the Fund. As part of these responsibilities, the Audit Committee is required to pre-approve the audit services and permissible non-audit services (“non-audit services”) performed by the independent auditor for the Fund to assure that the independence of the auditor is not in any way compromised or impaired. In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered. In general, the independence of the auditor to the Fund would be deemed impaired if the auditor provides a service whereby it:

•	Functions in the role of management of the Fund, the adviser of the Fund or any other affiliate* of the Fund;

•	Is in the position of auditing its own work; or

•	Serves in an advocacy role for the Fund, the adviser of the Fund or any other affiliate of the Fund.

Accordingly, it is the policy of the Fund that the independent auditor for the Fund must not be engaged to perform any service that contravenes any of the three guidelines set forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Fund. This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Fund of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

*	For purposes of this Policy, an affiliate of the Funds is defined as the Funds’ investment adviser (but not a sub-adviser whose role is primarily portfolio management and whose activities are overseen by the principal investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two distinct approaches to the pre-approval of services by the Audit Committee. The proposed services either may receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Fund, together with a budget of expected costs for those services (“general pre-approval”), or specific pre-approval by the Audit Committee of all services provided to the Fund on a case-by-case basis (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches reflected in this Policy will result in an effective and efficient procedure for the pre-approval of permissible services performed by the Fund’s independent audit. The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee before any such services can be provided by the independent auditor. Any proposed service to the Fund that exceeds the pre-approved budget for those services will also require specific pre-approval by the appropriate Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services, based on historical patterns at the Fund, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services does not compromise or impair the independence of the auditor. The Audit Committee will review the list of general pre-approved services, including the pre-approved budget for those services, at least annually and more frequently if deemed appropriate by the Audit Committee, and may implement changes thereto from time to time.

III.	Delegation.

As provided in the Act and in the SEC’s rules, the Audit Committee from time to time may delegate either general or specific pre-approval authority to one or more of its members. Any member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

IV.	Audit Services.

The annual audit services engagement terms and fees for the independent auditor for the Fund require specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor in order to be able to form an opinion on the financial statements for the Fund for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Fund’s systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls. The Audit Committee will review the audit services engagement as necessary or appropriate in the sole judgment of the Audit Committee.

In addition to the pre-approval by the Audit Committee of the annual engagement of the independent auditor to perform audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide. These may include statutory audits and services associated with the Fund’s SEC registration statement on Form N-1A, periodic reports and documents filed with the SEC or other documents issued in connection with the Fund’s securities offerings.

The Audit Committee has pre-approved the audit services set forth in Schedule A of the Audit and Non-Audit Pre-Approved Services. All other audit services not listed in Schedule A of the Audit and Non-Audit Pre-Approved Services must be specifically pre-approved by the Audit Committee.

V.	Audit-Related Services.

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Fund, or the separate financial statements for a series of the Fund that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant pre-approval to audit related services. “Audit related services” include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial report or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal reporting requirements under Form N-SAR and Form N-CSR.

The Audit Committee has pre-approved the audit-related services set forth in Schedule B of the Audit and Non-Audit Pre-Approved Services. All other audit-related services not listed in Schedule B of the Audit and Non-Audit Pre-Approved Services must be specifically pre-approved by the Audit Committee.

VI.	Tax Services.

The Audit Committee believes that the independent auditor can provide tax services to the Fund, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence and the SEC has stated that the independent auditor may provide such services. Consequently, the Audit Committee believes that it may grant general pre-approval to those tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. However, the Audit Committee will not permit the retention of the independent auditor to provide tax advice in connection with any transaction recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported by the United States Internal Revenue Code and related regulations or the applicable tax statutes and regulations that apply to the Funds investments outside the United States. The Audit Committees will consult with the Treasurer of the Fund or outside counsel to determine that the Fund’s tax planning and reporting positions are consistent with this policy. The Audit Committee has pre-approved the tax services set forth in Schedule C of the Audit and Non-Audit Pre-Approved Services. All other tax services not listed in Schedule C of the Audit and Non-Audit Pre-Approved Services must be specifically pre-approved by the Audit Committee.

VII.	All Other Services.

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes that it may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, would not impair or compromise the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D of the Audit and Non-Audit Pre-Approved Services. Permissible “all other services” not listed in Schedule D of the Audit and Non-Audit Pre-Approved Services must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Schedule E of the Audit and Non-Audit Pre-Approved Services. The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any exceptions to certain of the prohibitions. Under no circumstance may an executive, manager or associate of the Fund, or the Investment Adviser, authorize the independent auditor for the Fund to provide prohibited non-audit services.

VIII.	Pre-Approval Fee Levels or Budgeted Amounts.

Pre-Approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee and shall be subject to periodic subsequent review during the year if deemed appropriate by the Audit Committee. (Separate amounts may be specified for the Fund and for other affiliates in the investment company complex subject to pre-approval). Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee will be mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriateness of the ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for affiliates subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as “all other services” for the Fund (including any such services for affiliates subject to pre-approval by the Audit Committee).

IX.	Procedures.

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the “RIC/RIF Clearance Committee” (the “Clearance Committee”) (which shall be comprised of not less than three members, including the Treasurer of the Fund who shall serve as its Chairperson) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed not less frequently than quarterly by the Chairperson of the Clearance Committee of any such services rendered by the independent auditor for the Fund and the fees paid to the independent auditors for such services.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Clearance Committee and must include a joint certification by the engagement partner of the independent auditor and the Chairperson of the Clearing Committee that, in their view, the request or application is consistent with the SEC’s rules governing auditor independence.

The Internal Audit Department of Russell Investment Company, the parent company of RFSC, and the officers of RIC and RIF will report to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Internal Audit Department of Russell Investment Company or an officer of RIC or RIF.

X.	Additional Requirements.

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor’s continuing independence from the Fund and its affiliates, including Russell Investment Company. Such efforts will include, but not be limited to, reviewing a written annual statement from the independent auditor delineating all relationships between the independent auditor and RIC, RIF, and Russell and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring its independence.

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows:

Audit Fees	100%
Audit-Related Fees	100%
Tax Fees	100%
All Other Fees	100%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

October 31, 2008	$12,500
December 31, 2008	$27,858

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants. [Not Applicable]

Item 6.	[Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9.	[Not Applicable]

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.	Exhibit List

(a) Registrant’s code of ethics described in Item 2

(b) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: March 6, 2009

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: March 6, 2009